Group Companies	12 Months Ended
Dec. 31, 2020
Group Companies
Group Companies

Note 24 Group Companies

		Country of	% Equity	% Equity
Company	Principal Activities	Incorporation	Interest 2020	Interest 2019
Parent Company
Calliditas Therapeutics AB	Research and development of pharmaceuticals	Sweden	0	—

Subsidiaries
Nefecon AB	Administration of incentive programs issued by the Parent Company	Sweden	100%	100%
Calliditas Therapeutics Inc	Pre-commercialization activities in the United States	United States	100%	100%
Genkyotex SA	Research and development of pharmaceuticals	France	86,2%	—
Genkyotex Suisse SA	Research and development of pharmaceuticals	Switzerland	0	—

The former subsidiary Pharmalink Oncology AS ceased through voluntary liquidation, as no operations were conducted for the year ended December 31, 2020. For further information on the business combination of Genkyotex SA, see Note 15 Business Combinations.